Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000234136 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234136 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000234136 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234136 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234136 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234136 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234136 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234136 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234136 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234136 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234136 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000234136 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000234136 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000234136 | Warehouse/Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234136 | Storage
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000234136 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234136 | Regional Malls
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234136 | Single Tenant
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234136 | Office Property
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231344 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231344 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000231344 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231344 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231344 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231344 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231344 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231344 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231344 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231344 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231344 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000231344 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000231344 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000231344 | Warehouse/Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231344 | Storage
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000231344 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231344 | Regional Malls
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231344 | Single Tenant
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231344 | Office Property
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231343 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231343 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231343 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231343 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231343 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231343 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231343 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231343 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231343 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231343 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000231343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231343 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231342 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231342 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231342 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231342 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231342 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231342 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231342 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231342 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231342 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231342 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000231342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241858 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241858 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241858 | SSE PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241858 | Infratil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241858 | Brookfield Renewable Partners LP
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241858 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241858 | Clearway Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241858 | Transurban Group
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241858 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241858 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241858 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241858 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241858 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000241858 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241858 | Electrical Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000241858 | Diversified Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000241858 | Transport
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241858 | Waste Management
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241858 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000241858 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000241858 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000241858 | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241858 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241858 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241858 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241858 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241858 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241858 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234131 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234131 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234131 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234131 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234131 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234131 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234131 | Talen Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234131 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234131 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234131 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234131 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234131 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000234131 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234131 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000234131 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234131 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234131 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234131 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000234130 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234130 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234130 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234130 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234130 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234130 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234130 | Talen Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234130 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234130 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234130 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000234130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000234130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234130 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234130 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234130 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000243273 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243273 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243273 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243273 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243273 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243273 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243273 | Primo Brands Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243273 | W.R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243273 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243273 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243273 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243273 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000243273 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243273 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000243273 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243273 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243273 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243273 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243273 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%